Principal Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 21,900,000	$ 0
Short-term investments	382,039,000	469,636,000
Cash and cash equivalents restricted cash, short-term investments, long-term investments and held-for-sale assets	468,300,000
Impairment Losses, Investments	8,277,000	626,000
Impairment of long-lived assets (excluding goodwill)	0	0	$ 0
Impairment of long-lived assets	0	0	0
Deferred offering costs	$ 0	2,300,000
Value added tax rate	6.00%
Advances from customers	$ 8,352,000	9,068,000
Contract with customer, liability, revenue recognized	5,600,000	700,000	900,000
Marketing and advertising costs	3,400,000	3,200,000	1,600,000
Deferred tax liabilities, uncertain tax positions	0	0	0
Dividends	$ 0	0	0
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Operating lease right-of-use assets	$ 2,344,000	7,436,000		$ 6,500,000
Operating lease, liability	$ 2,272,000			$ 6,500,000
Measurement period	1 year
Contract with customer, Asset after allowance for credit loss	$ 600,000	1,000,000.0
Short-Term Investments [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment Losses, Investments	$ 0	$ 0	$ 0
No Individual Customer | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
HONG KONG
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	49.00%
SINGAPORE
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	34.00%
PRC
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	16.00%
Other International
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	1.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years